Acquisition - Schedule of Pro Forma Financial Information Consolidated Results of Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Business Combination [Abstract]
Revenue	$ 16,246	$ 21,642
Net income	$ 14,255	$ 1,361